Deposits and Subordinated Debt - Subordinated Debt - Additional Information (Detail) $ in Millions	Jan. 10, 2022 USD ($)
Series K Medium Term Notes [member]
Disclosure Of Deposits [Line Items]
Maturity date	January 10, 2037
Floating rate reset date	Jan. 10, 2032
Subordinated debt [member] | 1.928% Subordinated Notes Due 2031 [member]
Disclosure Of Deposits [Line Items]
Face value	$ 1,250
Interest rate	3.088%